Share capital - Stock Option Range of Exercise Prices and Weighted Average Years to Expiration (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options (in shares) | shares	30,927	32,489	16,853
Weighted- average years to expiry (in years)	3 years 6 months 7 days
Weighted-average exercise price (in Cdn.$per share)	$ 4.98	$ 4.75	$ 3.56
Number of exercisable options (in shares) | shares	18,096
Weighted-average exercise price (in Cdn.$per share)	$ 4.79
2.94 – 2.99
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options (in shares) | shares	20
Weighted- average years to expiry (in years)	9 months
Weighted-average exercise price (in Cdn.$per share)	$ 2.94
Number of exercisable options (in shares) | shares	20
Weighted-average exercise price (in Cdn.$per share)	$ 2.94
3.00 – 3.99
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options (in shares) | shares	5,241
Weighted- average years to expiry (in years)	8 months 26 days
Weighted-average exercise price (in Cdn.$per share)	$ 3.34
Number of exercisable options (in shares) | shares	5,166
Weighted-average exercise price (in Cdn.$per share)	$ 3.33
4.00 – 4.99
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options (in shares) | shares	4,709
Weighted- average years to expiry (in years)	5 years 6 months 18 days
Weighted-average exercise price (in Cdn.$per share)	$ 4.47
Number of exercisable options (in shares) | shares	1,375
Weighted-average exercise price (in Cdn.$per share)	$ 4.41
5.00 – 5.99
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options (in shares) | shares	18,739
Weighted- average years to expiry (in years)	3 years 10 months 2 days
Weighted-average exercise price (in Cdn.$per share)	$ 5.41
Number of exercisable options (in shares) | shares	10,157
Weighted-average exercise price (in Cdn.$per share)	$ 5.38
6.00 – 6.99
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options (in shares) | shares	2,098
Weighted- average years to expiry (in years)	3 years 2 months 23 days
Weighted-average exercise price (in Cdn.$per share)	$ 6.25
Number of exercisable options (in shares) | shares	1,298
Weighted-average exercise price (in Cdn.$per share)	$ 6.24
7.00 – 8.53
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options (in shares) | shares	120
Weighted- average years to expiry (in years)	2 years 6 months 25 days
Weighted-average exercise price (in Cdn.$per share)	$ 8.01
Number of exercisable options (in shares) | shares	80
Weighted-average exercise price (in Cdn.$per share)	$ 8.01
Bottom of range | 2.94 – 2.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	2.94
Bottom of range | 3.00 – 3.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	3.00
Bottom of range | 4.00 – 4.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	4.00
Bottom of range | 5.00 – 5.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	5.00
Bottom of range | 6.00 – 6.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	6.00
Bottom of range | 7.00 – 8.53
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	7.00
Top of range | 2.94 – 2.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	2.99
Top of range | 3.00 – 3.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	3.99
Top of range | 4.00 – 4.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	4.99
Top of range | 5.00 – 5.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	5.99
Top of range | 6.00 – 6.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	6.99
Top of range | 7.00 – 8.53
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	$ 8.53